SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Cash Flows (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (1,453,175)	$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	$ (4,156,334)	$ (1,426,031)
Stock based compensation			470,647
Depreciation and amortization	70,158	44,982	196,439	$ 105,710	151,710	$ 78,321
Decrease in prepaid expense			5,362		(8,362)
(Increase) in deposits			(20,648)	$ (15,668)	(14,110)	$ (15,148)
Increase in accounts payable to related parties			158,110	82,015	574,984	39,626
Increase (decrease) in accounts payable and accrued liabilities			654,083	366,092	574,984	68,791
(Increase) decrease in accounts receivable			17,529	407	(15,380)	17,700
Net cash used in operating activities			(2,906,739)	$ (1,766,486)	(2,536,598)	(1,120,395)
Purchase of fixed assets			(97,000)		(294,224)	$ (184,948)
Investment in tenant improvements			(335,063)	$ (506,152)	(533,252)
Net cash used in investing activities			(432,063)	(506,152)	(827,476)	$ (184,948)
Proceeds from issuance of common stock			2,353,000	2,001,112	3,251,112	1,500,000
Dividends paid to shareholders			(294,263)	$ (247,521)	(420,477)	(6,977)
Proceeds from related party debts			79,537		52,000	37,000
Principal payments on capital leases			(34,120)	$ (30,011)	(27,938)	(12,475)
Net cash from financing activities			3,253,831	2,223,580	3,282,697	1,480,548
Net increase (decrease) in cash			(84,971)	(49,058)	(81,377)	175,205
Beginning cash balance			142,034	223,411	223,411	48,206
Ending cash balance	57,063	$ 174,353	57,063	174,353	142,034	223,411
Supplemental disclosure of cash flow information
Cash paid for interest			90,525	36,273	16,073	504
As Previously Reported
Net loss	(1,461,750)		$ (4,520,211)		(4,253,617)	(1,554,619)
Stock based compensation
Depreciation and amortization	89,630		$ 258,819		249,703	180,688
Decrease in prepaid expense			6,362		(9,362)
(Increase) in deposits			$ (21,516)		$ (14,991)	(14,267)
Increase in accounts payable to related parties
Increase (decrease) in accounts payable and accrued liabilities			$ 734,023		$ 639,726	130,065
(Increase) decrease in accounts receivable			20,471		(13,425)	39,932
Net cash used in operating activities			(2,890,200)		(2,486,978)	(1,101,855)
Purchase of fixed assets			(107,586)		(420,303)	(110,677)
Proceeds from sale of fixed assets			60,000
Investment in tenant improvements					(479,386)
Net cash used in investing activities			(382,649)		(899,689)	(110,677)
Proceeds from issuance of common stock					3,251,112
Dividends paid to shareholders			(369,713)		(474,233)	(113,042)
Proceeds from related party debts					52,000	37,000
Principal payments on capital leases			(39,367)		(34,708)	(19,245)
Net cash from financing activities			3,173,134		3,294,171	1,404,713
Net increase (decrease) in cash			(99,715)		(92,496)	192,181
Beginning cash balance			157,692	250,188	250,188	58,007
Ending cash balance	57,977		57,977		157,692	250,188
Supplemental disclosure of cash flow information
Cash paid for interest			103,858		49,617	73,485
Error Correction
Net loss	8,575		(499,902)		(4,156,334)	(1,426,031)
Stock based compensation			470,647
Depreciation and amortization	(19,472)		(62,380)		151,710	78,321
Decrease in prepaid expense			(1,000)		(8,362)
(Increase) in deposits			868		(14,110)	(15,148)
Increase in accounts payable to related parties			158,110		15,906
Increase (decrease) in accounts payable and accrued liabilities			(79,940)		574,984	(68,791)
(Increase) decrease in accounts receivable			(2,942)		(15,380)	17,700
Net cash used in operating activities			(16,539)		(2,536,598)	(1,120,395)
Purchase of fixed assets			10,586		(294,224)	(184,948)
Proceeds from sale of fixed assets			(60,000)
Investment in tenant improvements					(533,252)
Net cash used in investing activities			(49,414)		(827,476)	(184,948)
Proceeds from issuance of common stock					3,231,112
Dividends paid to shareholders			75,450		$ (420,477)	$ (6,977)
Proceeds from related party debts
Principal payments on capital leases			5,247		$ (27,938)	$ (12,475)
Net cash from financing activities			80,697		3,282,697	1,480,548
Net increase (decrease) in cash			14,744		(81,377)	175,205
Beginning cash balance			142,034	223,411	223,411	48,206
Ending cash balance	(914)		(914)		142,034	223,411
Supplemental disclosure of cash flow information
Cash paid for interest			(13,333)		16,073	504
As Restated
Net loss	(1,453,175)		(5,020,113)		97,283	128,588
Stock based compensation			470,647
Depreciation and amortization	70,158		196,439		(97,993)	(102,367)
Decrease in prepaid expense			5,362		1,000
(Increase) in deposits			(20,648)		(881)	(881)
Increase in accounts payable to related parties			158,110		15,906
Increase (decrease) in accounts payable and accrued liabilities			(654,083)		(64,742)	(61,274)
(Increase) decrease in accounts receivable			17,529		(1,955)	(22,232)
Net cash used in operating activities			(2,906,739)		(36,424)	(18,540)
Purchase of fixed assets			$ (97,000)		126,079	(74,271)
Proceeds from sale of fixed assets
Investment in tenant improvements					(53,866)
Net cash used in investing activities			$ (432,063)		72,213	(74,271)
Proceeds from issuance of common stock					(20,000)
Dividends paid to shareholders			(294,263)		53,756	106,065
Proceeds from related party debts					(52,000)	(37,000)
Principal payments on capital leases			(34,120)		6,770	6,770
Net cash from financing activities			3,253,831		(11,474)	75,835
Net increase (decrease) in cash			(84,971)		11,119	(16,976)
Beginning cash balance			(15,658)	$ (26,777)	(26,777)	(9,801)
Ending cash balance	$ 57,063		57,063		(15,658)	(26,777)
Supplemental disclosure of cash flow information
Cash paid for interest			$ 90,525		$ (33,544)	$ (729,814)